UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2021

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report

August 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2021

% of fund's net assets
General Obligations	32.3
Health Care	16.9
Transportation	12.9
Education	9.0
Water & Sewer	8.6

Quality Diversification (% of fund's net assets)

As of August 31, 2021
AAA	1.7%
AA,A	79.1%
BBB	10.4%
BB and Below	1.0%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
California - 94.6%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:	$	$
5% 10/1/21	3,125,000	3,136,868
5% 10/1/22	1,295,000	1,360,735
5% 10/1/24	1,220,000	1,338,089
Series 2016 A:
4% 10/1/21	1,250,000	1,253,598
4% 10/1/23	850,000	914,850
5% 10/1/22	1,250,000	1,311,076
Azusa Unified School District Series 2002, 0% 7/1/26 (FSA Insured)	1,125,000	1,070,501
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	7,300,000	7,915,675
Series 2021 A, 2%, tender 4/1/28 (a)	10,000,000	10,705,325
Series B, 2.85%, tender 4/1/25 (a)	7,325,000	7,899,234
Series C, 2.1%, tender 4/1/22(a)	7,000,000	7,010,996
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/22	350,000	359,805
4% 6/1/23	490,000	521,755
5% 6/1/24	350,000	394,650
5% 6/1/25	400,000	467,975
5% 6/1/26	500,000	604,395
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/22	650,000	668,578
5% 4/1/23	525,000	565,195
5% 4/1/24	525,000	589,573
5% 4/1/25	415,000	484,298
5% 4/1/26	475,000	573,561
5% 4/1/27	475,000	591,147
5% 4/1/28	375,000	479,397
California Gen. Oblig.:
Series 2014, 4% 5/1/23	2,440,000	2,597,258
Series 2015, 5% 8/1/24	1,960,000	2,233,969
Series 2017, 5% 8/1/23	8,175,000	8,935,767
Series 2018, 5% 8/1/25	250,000	295,751
Series 2019:
5% 10/1/22	7,000,000	7,371,013
5% 4/1/28	4,380,000	5,605,843
Series 2020:
4% 3/1/23	5,000,000	5,290,452
4% 3/1/24	2,500,000	2,738,982
5% 11/1/26	2,000,000	2,464,932
5% 11/1/27	1,000,000	1,267,324
5% 11/1/28	10,000,000	12,985,467
Series 2021:
4% 12/1/24	5,000,000	5,611,148
5% 12/1/25	2,500,000	2,991,719
5% 9/1/27 (b)	5,000,000	6,307,835
5% 9/1/28 (b)	5,000,000	6,466,313
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,463,556
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	12,800,000	13,658,810
Series 2009 C, 5%, tender 10/18/22 (a)	900,000	948,818
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,300,000	5,390,536
Series 2016 B2, 4%, tender 10/1/24 (a)	6,120,000	6,843,517
Series 2019 B, 5%, tender 10/1/27 (a)	5,625,000	7,058,995
Series 2019 C, 5%, tender 10/1/25 (a)	8,310,000	9,876,883
Series 2012 B, 5% 8/15/24	315,000	329,571
Series 2014 A:
5% 10/1/21	500,000	501,977
5% 10/1/22	1,850,000	1,947,846
Series 2015, 5% 11/15/25	675,000	807,162
Series 2016 A, 4% 3/1/27	475,000	545,765
Series 2021 A:
4% 11/1/23	500,000	541,425
4% 11/1/24	365,000	408,463
5% 11/1/25	500,000	595,736
5% 11/1/26	300,000	369,222
5% 11/1/27	200,000	252,773
Series 2021 B:
5% 11/1/26	250,000	307,685
5% 11/1/27	600,000	758,318
Series 2022 A:
5% 5/15/23 (b)	550,000	574,449
5% 5/15/24 (b)	1,200,000	1,303,896
5% 5/15/25 (b)	1,650,000	1,857,225
5% 5/15/26 (b)	1,000,000	1,160,687
5% 5/15/27 (b)	275,000	327,701
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	373,456
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	7,000,000	7,087,106
Series 2015 A, 5% 11/1/24	1,230,000	1,357,051
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	3,275,390
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	376,409
5% 10/1/22	1,020,000	1,071,205
5% 10/1/23	1,230,000	1,343,934
5% 10/1/24	370,000	419,107
5% 10/1/25	1,210,000	1,415,063
5% 10/1/26	355,000	426,712
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,354,431
5% 5/15/24	910,000	1,025,961
5% 5/15/26	360,000	435,279
5% 5/15/27	350,000	434,626
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	245,661
5% 8/15/24	285,000	324,529
5% 8/15/25	995,000	1,174,820
5% 8/15/26	275,000	335,084
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/22	625,000	647,502
5% 6/1/23	700,000	758,004
5% 6/1/25	1,250,000	1,463,362
5% 6/1/28	390,000	482,603
Series 2017 A:
5% 11/1/23	450,000	490,839
5% 7/1/24	1,400,000	1,577,576
5% 7/1/25	1,035,000	1,207,850
5% 11/1/25	745,000	865,152
5% 7/1/26	1,065,000	1,282,099
5% 7/1/27	1,235,000	1,527,714
5% 7/1/29	115,000	140,901
Series 2017 B:
5% 7/1/24	1,440,000	1,622,650
5% 1/1/25	1,230,000	1,411,288
5% 7/1/26	500,000	601,924
5% 7/1/27	640,000	791,690
Series 2018:
5% 10/1/21	250,000	250,931
5% 10/1/22	475,000	498,633
5% 10/1/23	225,000	245,842
5% 10/1/24	275,000	311,588
5% 10/1/25	275,000	321,605
5% 10/1/26	300,000	361,264
Series 2019 A:
5% 4/1/26	650,000	780,287
5% 4/1/27	1,285,000	1,586,464
5% 4/1/28	2,000,000	2,531,752
5% 4/1/29	3,000,000	3,872,934
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (a)(c)	1,500,000	1,543,731
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	316,173
4% 11/15/25	630,000	711,198
4% 11/15/28	710,000	826,825
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	561,980
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	465,941
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	420,116
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	578,608
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	472,467
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	514,299
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	655,753
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/23	1,000,000	1,074,776
5% 5/15/24	1,300,000	1,451,251
5% 5/15/25	3,400,000	3,928,029
5% 5/15/26	3,000,000	3,571,190
5% 5/15/27	3,000,000	3,670,989
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/22	710,000	732,484
5% 5/15/23	950,000	1,022,050
5% 5/15/24	2,265,000	2,530,471
5% 5/15/27	750,000	916,814
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	432,171
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	388,664
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/21	210,000	210,868
4% 10/15/22	245,000	254,439
4% 10/15/23	285,000	305,437
4% 10/15/24	380,000	419,167
4% 10/15/25	390,000	441,021
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,246,728
Series 2012 A, 5% 4/1/24	9,800,000	10,076,871
Series 2012 G:
5% 11/1/21	1,500,000	1,512,065
5% 11/1/24	720,000	760,467
5% 11/1/25	5,500,000	5,808,458
Series B, 5% 10/1/26	325,000	398,809
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	9,955,000	10,073,013
Series 2014 B:
5% 10/1/21	1,000,000	1,003,955
5% 10/1/22	1,225,000	1,289,790
Series 2014 C:
5% 10/1/21	1,355,000	1,360,359
5% 10/1/22	1,000,000	1,052,890
Series A, 5% 9/1/29	760,000	863,012
California State Univ. Rev.:
Bonds Series 2016 B3, 4%, tender 11/1/23 (a)	6,205,000	6,589,886
Series 2020 A:
5% 11/1/22	2,585,000	2,733,106
5% 11/1/23	1,500,000	1,657,699
5% 11/1/24	1,500,000	1,726,395
5% 11/1/25	1,000,000	1,194,220
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/22	1,000,000	1,032,750
5% 5/15/23	2,375,000	2,561,892
5% 5/15/24	1,000,000	1,122,664
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/22	500,000	507,533
5% 1/1/23	500,000	530,143
5% 1/1/24	600,000	662,290
5% 1/1/25	2,100,000	2,405,012
5% 1/1/26	1,090,000	1,289,467
5% 1/1/27	1,900,000	2,313,041
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,153,080
5% 7/1/25	625,000	731,973
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,012,565
Series 2014 B:
5% 7/1/23	870,000	944,971
5% 7/1/24	900,000	1,017,697
Series 2015:
4% 2/1/25	940,000	995,383
5% 2/1/30	200,000	215,464
Series 2016:
5% 10/1/22	725,000	762,288
5% 10/1/24	2,030,000	2,319,518
5% 10/1/25	1,010,000	1,195,475
Series 2017 A, 3% 11/1/22 (c)	865,000	878,784
Series 2018 A, 5% 3/1/27	555,000	687,042
Series 2018, 5% 7/1/23	300,000	325,852
Series 2021 A:
5% 4/1/22 (b)	345,000	354,312
5% 4/1/23 (b)	350,000	375,952
5% 4/1/24 (b)	375,000	419,751
5% 4/1/25 (b)	575,000	667,830
5% 4/1/26 (b)	380,000	455,090
5% 4/1/27 (b)	600,000	739,544
5% 4/1/28 (b)	425,000	536,125
5% 4/1/29 (b)	625,000	805,362
5% 4/1/30 (b)	440,000	580,954
5% 4/1/31 (b)	450,000	603,333
Chula Vista Elementary School District Series 2019, 0% 8/1/23	6,500,000	6,464,055
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22 (Escrowed to Maturity)	500,000	524,156
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	305,760
5% 7/1/27	255,000	321,401
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,494,499
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/22	1,280,000	1,342,123
El Dorado Irr. Distr. Rev. Series 2016 A:
5% 3/1/22	500,000	512,267
5% 3/1/23	500,000	536,601
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	445,057
5% 9/1/23	1,000,000	1,087,790
5% 9/1/24	1,000,000	1,127,870
5% 9/1/27	150,000	176,400
Series 2016:
4% 9/1/21	1,130,000	1,130,000
4% 9/1/23	1,500,000	1,605,978
4% 9/1/25	1,915,000	2,169,912
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	2,952,908
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,483,684
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,625,001
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/22	900,000	936,471
5% 7/1/23	770,000	838,284
5% 7/1/24	1,000,000	1,135,334
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	100,775
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,172,534
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,746,406
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,402,443
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	41,428
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	4,730,402
Series 2017 A1:
5% 6/1/22	1,000,000	1,035,365
5% 6/1/23	3,875,000	4,191,261
5% 6/1/28	1,510,000	1,857,889
Series A, 0% 6/1/24 (AMBAC Insured)	7,605,000	7,522,464
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/21	455,000	458,614
5% 11/1/22	745,000	786,962
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2013, 5% 9/2/22	750,000	786,422
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/21 (Escrowed to Maturity)	615,000	615,000
5% 9/1/22 (Escrowed to Maturity)	615,000	644,711
5% 9/1/23 (Escrowed to Maturity)	1,205,000	1,320,740
Series 2013 A:
5% 9/1/21 (Escrowed to Maturity)	1,000,000	1,000,000
5% 9/1/22 (Escrowed to Maturity)	2,000,000	2,096,622
5% 9/1/23 (Escrowed to Maturity)	1,500,000	1,644,075
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,563,078
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	889,578
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012:
5% 9/1/21	1,270,000	1,270,000
5% 3/1/22	1,000,000	1,023,414
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2020 A, 5% 6/1/27	5,000,000	6,287,079
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	4,279,720
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,415,571
5% 5/15/24	5,000,000	5,645,848
5% 5/15/25	5,015,000	5,882,127
Series 2020 B, 5% 5/15/26	7,000,000	8,492,849
Series C, 5% 5/15/25	265,000	310,820
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	513,518
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	216,043
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	5,670,000	6,910,282
Series A:
5% 7/1/22	3,830,000	3,986,848
5% 7/1/24	435,000	494,268
5% 7/1/25	3,355,000	3,958,675
Series C, 5% 7/1/25	455,000	516,577
Series M1, 5% 7/1/25	300,000	353,980
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/22	2,480,000	2,546,452
5% 4/1/23	2,610,000	2,798,169
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,633,580
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,711,210
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,782,865
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,297,101
0% 8/1/24	2,850,000	2,818,028
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	965,247
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,936,628
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,600,398
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000,000	10,966,032
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,125,000	2,318,028
5% 8/1/24	1,900,000	2,157,240
5% 8/1/24 (FSA Insured)	2,400,000	2,727,940
Series 2016:
5% 8/1/26	1,470,000	1,785,078
5% 8/1/29	940,000	1,136,908
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,358,336
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,320,425
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,222,278
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,005,000	909,810
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	328,724
5% 11/1/24	300,000	341,194
5% 11/1/25	350,000	411,297
5% 11/1/26	475,000	574,604
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,350,269
5% 11/1/26	1,875,000	2,268,172
Perris Union High School District Series A, 5% 9/1/22 (FSA Insured)	625,000	655,462
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	214,721
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,802,413
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,798,526
5% 6/15/24	2,440,000	2,759,383
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	2,062,439
Poway Unified School District Pub. Fing.:
Series 2013, 4% 9/15/21	325,000	325,452
Series 2015 A:
5% 9/1/21	1,230,000	1,230,000
5% 9/1/22	990,000	1,037,537
5% 9/1/23	1,345,000	1,472,686
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	25,735,520
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	1,000,000	1,000,000
5% 9/1/22 (FSA Insured)	1,400,000	1,464,915
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	313,458
5% 8/1/23	1,000,000	1,093,668
5% 8/1/24	730,000	833,418
5% 8/1/25	1,950,000	2,311,885
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,620,566
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,257,104
5% 8/1/24	1,500,000	1,705,433
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (FSA Insured)	1,455,000	1,361,888
0% 7/1/28 (FSA Insured)	500,000	457,385
Series 2014:
5% 7/1/23	605,000	655,506
5% 7/1/25	50,000	55,814
Series 2021:
4% 7/1/22 (FSA Insured)	675,000	696,177
4% 7/1/23 (FSA Insured)	900,000	960,449
4% 7/1/24 (FSA Insured)	1,000,000	1,101,442
4% 7/1/25 (FSA Insured)	1,200,000	1,358,923
4% 7/1/26 (FSA Insured)	1,100,000	1,276,056
4% 7/1/27 (FSA Insured)	350,000	414,607
4% 7/1/28 (FSA Insured)	625,000	753,142
4% 7/1/29 (FSA Insured)	250,000	305,677
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	285,854
5% 7/1/23	430,000	468,133
5% 7/1/24	575,000	652,292
5% 7/1/25	605,000	712,084
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,039,468
5% 7/1/23	3,060,000	3,331,364
5% 7/1/24	1,560,000	1,769,696
5% 7/1/25	2,040,000	2,401,078
Series 2018 D:
5% 7/1/22	300,000	312,157
5% 7/1/23	500,000	544,341
5% 7/1/24	400,000	453,646
Series 2018 E, 5% 7/1/28	745,000	953,240
Series 2020:
5% 7/1/23	350,000	381,038
5% 7/1/24	730,000	828,127
5% 7/1/25	1,045,000	1,229,964
5% 7/1/26	370,000	449,550
5% 7/1/27	830,000	1,037,451
5% 7/1/28	700,000	897,807
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (a)	1,920,000	2,239,088
Sacramento TOT Rev. Series A, 5% 6/1/26	900,000	1,069,670
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,629,230
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/22	1,500,000	1,558,470
5% 7/1/24	1,415,000	1,596,617
5% 7/1/26	1,450,000	1,746,347
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	51,035
Series 2020 A, 5% 7/1/22	2,055,000	2,138,276
Series 2020 B:
5% 7/1/23	3,755,000	4,087,998
5% 7/1/29	1,025,000	1,341,872
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,233,207
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,542,358
5% 10/15/25	1,605,000	1,905,796
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C, 5% 8/1/22	175,000	182,520
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	338,874
Series 2014:
5% 8/1/23 (FSA Insured)	400,000	435,287
5% 8/1/24 (FSA Insured)	750,000	849,199
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22 (Escrowed to Maturity)	1,100,000	1,139,909
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	1,943,079
5% 10/1/23	900,000	989,690
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,393,133
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/22	3,425,000	3,571,196
5% 7/15/23	3,440,000	3,753,480
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,990,682
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/22 (FSA Insured)	1,000,000	1,036,576
5% 6/15/23 (FSA Insured)	630,000	681,691
5% 6/15/24 (FSA Insured)	100,000	112,880
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,211,691
5% 4/1/25	1,250,000	1,459,705
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	416,381
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,221,100
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A, 5% 8/15/22	750,000	767,965
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	7,325,000	7,334,773
Stockton Pub. Fing. Auth. Wastewtr. Series 2019, 1.4% 6/1/22	3,000,000	3,005,719
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	712,773
5% 10/1/24	700,000	797,979
5% 10/1/25	750,000	885,059
5% 10/1/26	1,000,000	1,215,875
5% 10/1/27	1,000,000	1,248,855
Stockton Unified School District Gen. Oblig. Series 2012, 5% 7/1/22 (FSA Insured)	1,220,000	1,269,229
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.):
Series 2016 A:
5% 9/1/21 (FSA Insured)	1,025,000	1,025,000
5% 9/1/22 (FSA Insured)	3,370,000	3,527,301
5% 9/1/23 (FSA Insured)	3,115,000	3,402,843
5% 9/1/24 (FSA Insured)	125,000	141,983
5% 9/1/26 (FSA Insured)	3,610,000	4,374,925
Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,000,000
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,081,903
5% 6/1/27	500,000	621,045
Turlock Irrigation District Rev. Series 2020:
5% 1/1/23	4,315,000	4,591,871
5% 1/1/24	4,530,000	5,032,753
5% 1/1/25	4,760,000	5,500,925
5% 1/1/26	4,995,000	5,975,211
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	399,011
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	456,627
5% 1/1/23	450,000	476,508
5% 1/1/24	1,150,000	1,266,844
5% 1/1/26	500,000	589,389
5% 1/1/28	1,000,000	1,242,081
Walnut Energy Ctr. Auth. Rev. Series 2014 A, 5% 1/1/22	350,000	355,699
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/22	645,000	669,370
5% 7/1/23	715,000	774,003
5% 7/1/24	500,000	562,666
5% 7/1/25	500,000	582,468
5% 7/1/26	550,000	660,666
5% 7/1/27	600,000	740,285
Series A:
5% 7/1/22	200,000	207,557
5% 7/1/23	175,000	189,441
5% 7/1/24	200,000	225,066
5% 7/1/25	200,000	232,987
5% 7/1/26	250,000	300,303
5% 7/1/27	375,000	462,678
5% 7/1/28	400,000	505,427
5% 7/1/29	350,000	451,775
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	496,468
Series 2014 A:
5% 8/1/22	575,000	600,904
5% 8/1/23	1,500,000	1,640,805
Series E:
4% 8/1/25 (FSA Insured)	500,000	569,751
4% 8/1/27 (FSA Insured)	650,000	775,368
4% 8/1/27 (FSA Insured)	600,000	715,725
Series F, 4% 8/1/25 (FSA Insured)	400,000	455,801
TOTAL MUNICIPAL BONDS
(Cost $705,675,205)		727,759,706

Municipal Notes - 4.1%
California - 4.1%
California Health Facilities Fing. Auth. Rev. (Adventist Health Sys. West Proj.) Series 2009 B, 0.01% 9/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,300,000	$1,300,000
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.07% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,000,000	4,000,000
California Pub. Fin. Auth. Rev. Series 2017 C, 0.01% 9/1/21, LOC Barclays Bank PLC, VRDN (a)	2,500,000	2,500,000
Contra Costa County Schools TRAN Series A, 2% 12/1/21	1,100,000	1,104,482
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.01% 9/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	1,950,000	1,950,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2021 A1, 0.01% 9/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,950,000	2,950,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 0.01% 9/1/21 (Liquidity Facility Citibank NA), VRDN (a)	2,300,000	2,300,000
Series 2019 A1, 0.01% 9/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	15,060,000	15,060,000
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)(f)	510,000	510,000
TOTAL MUNICIPAL NOTE
(Cost $31,674,442)		31,674,482
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $737,349,647)		759,434,188
NET OTHER ASSETS (LIABILITIES) - 1.3%		9,969,256
NET ASSETS - 100%		$769,403,444

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,372,515 or 0.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $510,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	6/1/21	$510,000

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$759,434,188	$--	$759,434,188	$--
Total Investments in Securities:	$759,434,188	$--	$759,434,188	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.3%
Health Care	16.9%
Transportation	12.9%
Education	9.0%
Water & Sewer	8.6%
Special Tax	6.5%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	8.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $737,349,647)		$759,434,188
Cash		26,169,043
Receivable for fund shares sold		746,409
Interest receivable		7,335,616
Prepaid expenses		1,257
Receivable from investment adviser for expense reductions		66,889
Other receivables		2,956
Total assets		793,756,358
Liabilities
Payable for investments purchased
Regular delivery	$233,459
Delayed delivery	23,332,211
Payable for fund shares redeemed	261,083
Distributions payable	207,527
Accrued management fee	221,258
Other affiliated payables	66,548
Other payables and accrued expenses	30,828
Total liabilities		24,352,914
Net Assets		$769,403,444
Net Assets consist of:
Paid in capital		$747,321,750
Total accumulated earnings (loss)		22,081,694
Net Assets		$769,403,444
Net Asset Value, offering price and redemption price per share ($769,403,444 ÷ 70,922,234 shares)		$10.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$6,265,802
Expenses
Management fee	$1,335,788
Transfer agent fees	311,877
Accounting fees and expenses	85,748
Custodian fees and expenses	4,419
Independent trustees' fees and expenses	997
Registration fees	8,379
Audit	28,471
Legal	2,912
Miscellaneous	1,973
Total expenses before reductions	1,780,564
Expense reductions	(430,032)
Total expenses after reductions		1,350,532
Net investment income (loss)		4,915,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(24,106)
Total net realized gain (loss)		(24,106)
Change in net unrealized appreciation (depreciation) on investment securities		2,965,539
Net gain (loss)		2,941,433
Net increase (decrease) in net assets resulting from operations		$7,856,703

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,915,270	$10,465,091
Net realized gain (loss)	(24,106)	1,366,225
Change in net unrealized appreciation (depreciation)	2,965,539	(6,574,522)
Net increase (decrease) in net assets resulting from operations	7,856,703	5,256,794
Distributions to shareholders	(4,986,401)	(11,807,294)
Share transactions
Proceeds from sales of shares	107,895,841	251,121,569
Reinvestment of distributions	3,638,610	8,614,599
Cost of shares redeemed	(120,453,867)	(229,706,166)
Net increase (decrease) in net assets resulting from share transactions	(8,919,416)	30,030,002
Total increase (decrease) in net assets	(6,049,114)	23,479,502
Net Assets
Beginning of period	775,452,558	751,973,056
End of period	$769,403,444	$775,452,558
Other Information
Shares
Sold	9,949,151	23,196,586
Issued in reinvestment of distributions	335,616	796,711
Redeemed	(11,108,341)	(21,435,984)
Net increase (decrease)	(823,574)	2,557,313

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$10.87	$10.58	$10.49	$10.59	$10.80
Income from Investment Operations
Net investment income (loss)B	.069	.157	.182	.184	.168	.170
Net realized and unrealized gain (loss)	.041	(.040)	.290	.090	(.100)	(.199)
Total from investment operations	.110	.117	.472	.274	.068	(.029)
Distributions from net investment income	(.069)	(.157)	(.181)	(.184)	(.168)	(.170)
Distributions from net realized gain	(.001)	(.020)	(.001)	–	–	(.011)
Total distributions	(.070)	(.177)	(.182)	(.184)	(.168)	(.181)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$10.85	$10.81	$10.87	$10.58	$10.49	$10.59
Total ReturnD,E	1.02%	1.09%	4.50%	2.64%	.64%	(.27)%
Ratios to Average Net AssetsF
Expenses before reductions	.46%G	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.27%G	1.45%	1.70%	1.75%	1.59%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$769,403	$775,453	$751,973	$730,594	$774,419	$767,451
Portfolio turnover rate	18%G	19%	31%	33%	20%	33%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,197,483
Gross unrealized depreciation	(113,392)
Net unrealized appreciation (depreciation)	$22,084,091
Tax cost	$737,350,097

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	75,437,140	65,447,290

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Limited Term Tax-Free Bond Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	17,260,000	8,250,000

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity California Limited Term Tax-Free Bond Fund	$701

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $422,402.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,419.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,211.

7. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity California Limited Term Tax-Free Bond Fund	.35%
Actual		$1,000.00	$1,010.20	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CSI-SANN-1021
1.817080.115

Fidelity® California Municipal Income Fund

Semi-Annual Report

August 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2021

% of fund's net assets
Transportation	26.7
General Obligations	26.4
Health Care	9.6
Special Tax	8.5
Education	6.9

Quality Diversification (% of fund's net assets)

As of August 31, 2021
AAA	2.2%
AA,A	84.3%
BBB	7.9%
BB and Below	1.2%
Not Rated	2.0%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
California - 97.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24 (Pre-Refunded to 2/1/22 @ 100)	$1,050	$1,071
5% 8/1/25 (Pre-Refunded to 2/1/22 @ 100)	1,245	1,270
5% 8/1/27 (Pre-Refunded to 2/1/22 @ 100)	300	306
5% 8/1/28 (Pre-Refunded to 2/1/22 @ 100)	400	408
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,417
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	3,277
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,646
5% 10/1/25	5,245	5,752
Series 2016 B:
5% 10/1/34	2,530	3,004
5% 10/1/35	4,000	4,746
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	900	976
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,138
Antelope Valley Cmnty. College District Series A:
5% 8/1/31 (Pre-Refunded to 2/15/27 @ 100)	1,325	1,645
5% 8/1/32 (Pre-Refunded to 2/15/27 @ 100)	1,345	1,669
5% 8/1/33 (Pre-Refunded to 2/15/27 @ 100)	1,805	2,240
5% 8/1/34 (Pre-Refunded to 2/15/27 @ 100)	3,000	3,723
5% 8/1/35 (Pre-Refunded to 2/15/27 @ 100)	4,000	4,965
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	3,000	3,253
Series 2021 A, 2%, tender 4/1/28 (a)	17,000	18,199
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,549
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,011
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,206
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	4,355	4,515
5% 6/1/28 (Pre-Refunded to 6/1/22 @ 100)	3,045	3,157
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	498
5% 6/1/28	420	536
5% 6/1/29	500	653
5% 6/1/30	300	400
5% 6/1/31	300	398
5% 6/1/32	250	330
5% 6/1/33	250	329
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,700	2,733
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,318
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,433
Series 2017 C:
5% 4/1/30	650	817
5% 4/1/31	890	1,114
5% 4/1/33	1,245	1,550
Series 2018 A:
5% 10/1/34	760	947
5% 10/1/36	840	1,042
5% 10/1/38	620	766
5% 10/1/42	4,000	4,899
5% 10/1/46	6,235	7,586
Series 2021 A:
5% 4/1/29	400	521
5% 4/1/30	425	565
5% 4/1/31	460	624
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2012, 5.25% 4/1/35	3,500	3,602
Series 2019, 5% 10/1/25	5,720	6,806
Series 2020:
4% 3/1/23	5,000	5,290
4% 3/1/24	7,500	8,217
4% 11/1/39	5,500	6,707
5% 11/1/27	2,000	2,535
5% 11/1/28	5,005	6,499
5% 3/1/32	4,800	6,350
5% 3/1/33	5,000	6,574
Series 2021:
5% 9/1/28 (b)	10,000	12,933
5% 12/1/46	1,500	1,946
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,638
5% 11/15/23	2,000	2,117
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,151
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,255
5% 11/15/36	5,000	6,238
5% 11/15/37	3,000	3,739
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,740
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,663
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,335	3,992
Series 2017 A:
4% 11/1/38	5,475	6,404
5% 11/15/32	1,400	1,751
Series 2018 A, 5% 11/15/27	500	633
Series 2020 A, 4% 4/1/49	7,000	8,146
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,821	8,143
Series 2021 1, 3.5% 11/20/35	6,168	7,303
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	9,568
5% 8/1/49	11,000	13,750
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (a)	7,000	7,087
Series 2020, 4% 7/1/50	7,125	8,222
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,388
5% 6/1/33	2,320	2,856
5% 6/1/34	5,290	6,507
5% 6/1/35	5,110	6,280
5% 6/1/36	5,830	7,156
5% 6/1/37	3,000	3,678
Series 2019 A, 2.65% 8/1/36	9,779	10,512
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	357
5% 10/1/26	715	859
5% 10/1/28	2,130	2,598
5% 10/1/32	1,000	1,202
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,338
4% 5/15/30	1,575	1,827
4% 5/15/31	2,150	2,482
4% 5/15/32	1,000	1,150
5% 5/15/33	895	1,103
5% 5/15/34	1,000	1,232
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	286
5% 8/15/29	245	303
5% 8/15/30	225	277
5% 8/15/33	750	920
5% 8/15/36	1,435	1,750
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,510
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,812
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,270
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	635
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,240
5% 6/1/28	1,000	1,237
5% 6/1/30	1,555	1,909
5% 6/1/32	1,000	1,223
5% 6/1/33	1,000	1,220
5% 6/1/35	1,000	1,216
5% 6/1/43	3,750	4,499
Series 2016 A, 5% 11/1/36 (c)	1,000	1,178
Series 2017 A:
5% 7/1/29	575	705
5% 7/1/31	1,000	1,219
5% 7/1/32	1,400	1,704
5% 7/1/33	1,000	1,216
5% 7/1/34	1,395	1,694
5% 7/1/35	1,500	1,819
5% 7/1/36	1,500	1,816
5% 7/1/37	1,250	1,511
Series 2017 B:
5% 7/1/28	1,250	1,541
5% 7/1/29	1,300	1,593
5% 7/1/30	750	916
5% 7/1/31	800	975
5% 7/1/32	1,385	1,686
Series 2017:
5% 10/1/27	500	615
5% 10/1/36	1,250	1,490
5% 10/1/37	500	594
5% 10/1/39	1,750	2,072
Series 2018:
5% 10/1/31	200	248
5% 10/1/32	225	278
5% 10/1/33	225	277
5% 10/1/34	225	276
5% 10/1/35	225	276
5% 10/1/36	250	306
5% 10/1/37	550	672
5% 10/1/38	345	421
Series 2019 A:
5% 4/1/30	3,000	3,840
5% 4/1/31	2,000	2,547
5% 4/1/32	3,000	3,807
5% 4/1/35	1,780	2,226
5% 4/1/36	1,125	1,403
5% 4/1/37	1,475	1,834
5% 4/1/40	2,500	3,089
5% 4/1/41	3,865	4,765
Series 2019:
5% 7/1/34	825	1,047
5% 7/1/39	1,000	1,250
5% 7/1/49	2,100	2,575
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,367
5% 11/15/49	2,500	2,930
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	2,360
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	5,012
5% 5/15/27	4,635	5,672
5% 5/15/34	10,000	12,605
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,687
5% 5/15/35	1,955	2,443
5% 5/15/36	1,500	1,871
5% 5/15/43	1,500	1,843
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2017 A2, 0.2%, tender 10/15/21 (a)(c)(d)	5,000	5,000
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(d)	7,500	8,091
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	480
4% 10/15/27	400	471
4% 10/15/28	360	430
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,355	1,222
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,348
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,576
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	9,567
5.25% 10/1/24	4,170	4,187
5.25% 10/1/25	2,875	2,887
5.75% 10/1/31	4,000	4,018
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,028
5% 4/1/25	5,300	5,450
Series 2012 G, 5% 11/1/25	2,500	2,640
Series 2016 D, 4% 4/1/33	1,660	1,926
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	3,000	3,036
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,800	2,833
Series A, 5% 9/1/29	1,425	1,618
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,253
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,480
5% 5/15/35	4,725	5,589
5% 5/15/40	2,250	2,640
Series 2017, 5% 5/15/47	1,000	1,194
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,951
5% 1/1/38	3,240	3,918
5% 1/1/43	7,300	8,747
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	304
5% 7/1/28	660	840
5% 7/1/29	695	876
5% 7/1/30	730	915
5% 7/1/31	765	955
5% 7/1/32	805	1,002
5% 7/1/33	845	1,049
5% 7/1/34	885	1,095
5% 7/1/35	925	1,143
5% 7/1/36	500	616
5% 7/1/37	650	799
5% 7/1/38	500	614
5% 7/1/43	1,250	1,519
5% 7/1/48	9,000	10,870
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	461
5% 6/1/39 (c)	475	577
5% 6/1/51 (c)	1,440	1,719
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,006
Series 2015:
5% 2/1/35	1,900	2,024
5% 2/1/45	4,440	4,654
Series 2016:
5% 10/1/26	1,125	1,374
5% 10/1/27	2,360	2,866
5% 10/1/28	1,230	1,485
5% 10/1/29	675	811
5% 10/1/30	1,100	1,315
5% 10/1/33	1,850	2,197
Series 2017 A, 5% 11/1/32 (c)	1,135	1,371
Series 2017, 5% 11/1/48	750	793
Series 2018 A, 5% 3/1/42	7,500	9,136
Series 2021 A:
4% 4/1/38 (b)	2,625	3,155
4% 4/1/39 (b)	2,250	2,695
4% 4/1/40 (b)	2,500	2,980
4% 4/1/41 (b)	1,885	2,242
4% 4/1/46 (b)	2,500	2,937
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,105
Series 2017 A:
4% 5/1/31	1,500	1,766
4% 5/1/32	1,150	1,351
4% 5/1/33	1,375	1,611
4% 5/1/34	1,375	1,607
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	8,305	10,152
Contra Costa Wtr. District Wtr. Rev. Series 2021 W, 5% 10/1/51	7,000	9,207
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	707
5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	1,250	1,370
5% 9/1/32 (Pre-Refunded to 9/1/23 @ 100)	1,125	1,233
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	641
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,170
5% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,170
5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	1,650	1,790
5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	2,500	2,713
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	1,750	1,899
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	330
5% 7/1/30	250	337
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,342
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/23	1,345	1,409
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	398
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,218
Series 2015:
5% 9/1/27	1,940	2,281
5% 9/1/28	4,125	4,847
5% 9/1/29	4,325	5,079
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,340
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,064
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,903
Series 2016:
5% 9/1/27	1,875	2,260
5% 9/1/28	1,500	1,794
5% 9/1/29	2,000	2,378
5% 9/1/30	1,720	2,034
5% 9/1/31	2,500	2,945
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	2,280	2,512
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,624
0% 10/1/25 (AMBAC Insured)	1,665	1,601
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,635
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,794
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,958
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	7,266
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	5,099
Series 2013 A, 5% 6/1/30	6,000	6,503
Series 2015 A, 5% 6/1/33	2,355	2,740
Series 2017 A1:
5% 6/1/22	2,000	2,071
5% 6/1/23	2,000	2,163
5% 6/1/24	3,000	3,376
5% 6/1/25	3,050	3,557
5% 6/1/29	3,000	3,669
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,943
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	5,140
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
4% 9/2/21	1,750	1,750
5% 9/2/23	1,000	1,048
5% 9/2/25	500	524
Series 2013:
5% 9/2/24	825	905
5% 9/2/26	800	875
Series 2019:
4% 9/2/38	1,000	1,171
4% 9/2/39	1,000	1,168
5% 9/2/44	2,545	3,200
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	498
4% 9/2/36 (Build America Mutual Assurance Insured)	250	310
4% 9/2/37 (Build America Mutual Assurance Insured)	250	308
4% 9/2/38 (Build America Mutual Assurance Insured)	350	429
4% 9/2/39 (Build America Mutual Assurance Insured)	500	612
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,250
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,624
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25 (Pre-Refunded to 9/1/24 @ 100)	2,000	2,286
5% 9/1/26 (Pre-Refunded to 9/1/24 @ 100)	1,860	2,126
5% 9/1/27 (Pre-Refunded to 9/1/24 @ 100)	1,725	1,972
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,000	1,143
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,250	1,429
Series 2013 A:
5% 9/1/24 (Pre-Refunded to 9/1/23 @ 100)	3,830	4,198
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	4,085	4,477
5% 9/1/26 (Pre-Refunded to 9/1/23 @ 100)	4,105	4,499
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,807
5% 8/15/28	1,960	2,006
5% 8/15/29	4,225	4,325
5% 8/15/30	4,555	4,662
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,043
5% 8/1/25	1,000	1,043
5% 8/1/26	1,000	1,043
5% 8/1/27	1,000	1,043
5% 8/1/28	1,000	1,043
5% 8/1/29	1,000	1,042
5% 8/1/30	1,000	1,041
5% 8/1/31	1,000	1,041
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,829
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	2,995	2,769
0% 6/1/31 (FSA Insured)	8,285	7,110
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (d)	1,110	1,328
5% 5/15/27 (d)	2,000	2,455
5% 5/15/29 (d)	1,350	1,651
5% 5/15/30 (d)	1,300	1,587
5% 5/15/31 (d)	2,400	2,922
5% 5/15/32 (d)	1,760	2,138
5% 5/15/33 (d)	1,350	1,636
5% 5/15/34 (d)	1,650	1,995
5% 5/15/35 (d)	2,500	3,020
5% 5/15/36 (d)	3,000	3,616
5% 5/15/37 (d)	2,755	3,314
Series 2019 A, 5% 5/15/44	10,000	12,649
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	412
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,962
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,805
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) Series 2012, 5% 3/1/23	1,600	1,711
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,355
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (d)	795	895
5% 5/15/25 (d)	2,250	2,625
5% 5/15/26 (d)	1,715	2,000
5% 5/15/27 (d)	1,250	1,454
5% 5/15/28 (d)	1,260	1,461
5% 5/15/29 (d)	1,575	1,824
5% 5/15/30 (d)	1,400	1,621
Series 2015 D:
5% 5/15/23 (d)	1,390	1,504
5% 5/15/28 (d)	1,950	2,261
5% 5/15/29 (d)	2,550	2,953
5% 5/15/30 (d)	2,000	2,316
5% 5/15/31 (d)	2,540	2,938
5% 5/15/41 (d)	3,240	3,734
Series 2016 A:
5% 5/15/29 (d)	2,500	2,994
5% 5/15/30 (d)	2,530	3,029
5% 5/15/31 (d)	3,000	3,588
5% 5/15/32 (d)	3,710	4,433
5% 5/15/33 (d)	2,000	2,385
5% 5/15/35 (d)	2,020	2,406
5% 5/15/42 (d)	7,500	8,853
Series 2016 B:
5% 5/15/22 (d)	1,000	1,034
5% 5/15/26 (d)	1,600	1,927
5% 5/15/27 (d)	1,000	1,197
5% 5/15/36 (d)	3,600	4,280
5% 5/15/41 (d)	3,750	4,433
Series 2017 B:
5% 5/15/23 (d)	1,000	1,081
5% 5/15/24 (d)	1,905	2,145
5% 5/15/25 (d)	1,750	2,042
Series 2018 D, 5% 5/15/48 (d)	2,000	2,470
Series 2018, 5% 5/15/43 (d)	10,000	12,434
Series 2019 A, 5% 5/15/49 (d)	4,950	6,108
Series 2019 D, 5% 5/15/49 (d)	5,625	6,964
Series A:
5% 5/15/30 (d)	700	862
5% 5/15/51 (d)	12,270	15,538
Series B, 5% 5/15/48	6,200	8,011
Series F:
4% 5/15/49 (d)	5,000	5,729
5% 5/15/30 (d)	2,480	3,187
5% 5/15/34 (d)	950	1,207
5% 5/15/44 (d)	13,685	16,982
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,922
5% 7/1/30	6,000	6,912
Series 2016 B, 5% 7/1/42	4,595	5,423
Series 2021 B, 5% 7/1/51	15,000	19,343
Series B:
5% 7/1/40	16,500	21,506
5% 7/1/50	17,155	21,985
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2020 A:
5% 7/1/47	3,030	3,905
5% 7/1/50	1,255	1,613
Series 2021 B, 5% 7/1/51	3,370	4,363
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (d)	1,500	1,694
Series 2019 A, 5% 8/1/22 (d)	150	157
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	367
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	609
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	564
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	1,000	1,128
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	1,555	1,754
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	226
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	254
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	564
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	451
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	451
Series 2016 B, 5% 11/1/36	1,500	1,802
Los Angeles Unified School District:
Series C, 4% 7/1/44	5,000	5,946
Series2020, 4% 7/1/44	18,785	22,338
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	4,971
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	4,195
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,097
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	232
5% 4/1/28	3,350	4,194
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,722
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	935	945
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605	619
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,910
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,126
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,869
5% 6/1/31	500	568
5% 6/1/32	500	567
5% 6/1/33	1,800	2,037
5% 6/1/34	1,345	1,518
5% 6/1/35	1,895	2,134
5% 6/1/36	2,000	2,246
5% 6/1/41	6,155	6,895
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,384
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,466
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,728
5% 9/1/25	1,000	1,046
5% 9/1/26	1,155	1,206
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	4,208
Series 2015:
4% 9/1/24 (FSA Insured)	330	367
5% 9/1/25 (FSA Insured)	680	786
5% 9/1/26 (FSA Insured)	1,500	1,738
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	582
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	530
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,678
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,250	11,240
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,845
5% 5/1/38	2,265	2,689
5% 5/1/39	1,500	1,778
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,684
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/28	1,225	1,441
5% 1/15/29	1,650	1,938
5% 1/15/30	1,665	1,953
5% 1/15/31	1,520	1,781
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	150	150
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,469
5% 8/1/30 (FSA Insured)	1,570	1,848
5% 8/1/40	3,500	4,090
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	2,987
5% 2/1/23	5,000	5,087
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,242
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (FSA Insured)	4,315	5,590
Series 2021 B:
4% 5/15/35 (FSA Insured) (d)	1,120	1,358
4% 5/15/36 (FSA Insured) (d)	775	936
4% 5/15/37 (FSA Insured) (d)	700	842
4% 5/15/38 (FSA Insured) (d)	800	959
4% 5/15/39 (FSA Insured) (d)	555	663
4% 5/15/40 (FSA Insured) (d)	685	817
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,522
5% 2/1/36	6,630	7,866
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	6,168
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,538
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,744
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	15,254
Series 2017, 5% 11/1/42	3,000	3,575
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,623
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	13,021
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,965
Port of Oakland Rev.:
Series 2012 P:
5% 5/1/22 (d)	4,175	4,309
5% 5/1/24 (Pre-Refunded to 5/1/22 @ 100) (d)	3,070	3,168
Series 2017 D:
5% 11/1/25 (d)	5,135	6,071
5% 11/1/26 (d)	2,285	2,778
5% 11/1/27 (d)	4,000	4,979
5% 11/1/28 (d)	4,925	6,097
5% 11/1/29 (d)	4,200	5,180
Series 2021 H, 5% 5/1/28 (d)	2,125	2,673
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,973
5% 6/15/28	2,190	2,595
5% 12/15/28	2,200	2,601
5% 12/15/29	4,825	5,692
5% 12/15/30	3,500	4,691
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	10,983
Series 2011, 0% 8/1/46	10,150	5,096
Series B:
0% 8/1/33	4,840	3,967
0% 8/1/35	9,000	6,978
0% 8/1/37	6,325	4,617
0% 8/1/41	5,130	3,285
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26	930	1,018
Series 2015 A:
5% 9/1/30	1,495	1,728
5% 9/1/31	1,260	1,453
5% 9/1/32	1,795	2,063
5% 9/1/33	2,740	3,142
5% 9/1/34	1,225	1,403
5% 9/1/35	1,580	1,807
5% 9/1/36	3,395	3,870
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/25 (FSA Insured)	1,775	2,017
5% 9/1/26 (FSA Insured)	1,350	1,532
5% 9/1/27 (FSA Insured)	1,700	1,926
5% 9/1/28 (FSA Insured)	1,700	1,924
5% 9/1/29 (FSA Insured)	1,850	2,092
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,633
5% 8/1/39	390	495
5% 8/1/44	2,135	2,672
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,695
5.75% 6/1/48	5,000	5,390
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,839
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,014
5% 8/1/27	1,725	2,026
5% 8/1/28	1,935	2,269
5% 8/1/29	2,330	2,730
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,595
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,289
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,563
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,161
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	6,146
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,693
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,816
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,696
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (FSA Insured)	1,450	1,326
Series 2021 G:
4% 8/1/44 (FSA Insured)	2,250	2,655
4% 8/1/49 (FSA Insured)	4,000	4,685
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	941
5% 7/1/36	2,000	2,380
5% 7/1/41	6,430	7,656
Series 2018 C:
5% 7/1/34 (d)	4,000	4,941
5% 7/1/35 (d)	5,000	6,178
5% 7/1/36 (d)	7,500	9,265
Series 2018 E:
5% 7/1/33	1,315	1,636
5% 7/1/34	1,000	1,240
5% 7/1/35	1,000	1,238
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	2,930
Series 2013 A, 5% 8/15/41	2,810	3,054
Series 2016 D, 5% 8/15/28	2,500	3,237
Sacramento TOT Rev. Series A:
5% 6/1/34	700	854
5% 6/1/35	2,065	2,515
5% 6/1/36	2,215	2,690
5% 6/1/37	2,405	2,914
5% 6/1/38	1,240	1,500
5% 6/1/43	6,000	7,187
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44 (Pre-Refunded to 8/16/27 @ 100)	2,000	2,405
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	5,320	5,988
(Med. Ctr. Fing. Proj.) Series 1994, 5.5% 8/1/22 (Escrowed to Maturity)	5,140	5,392
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (Escrowed to Maturity)	1,100	1,199
5% 8/1/24 (Escrowed to Maturity)	1,250	1,365
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,909
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	2,048
5% 7/1/31	2,000	2,460
5% 7/1/33	1,735	2,128
5% 7/1/34	1,380	1,689
5% 7/1/35	1,500	1,835
5% 7/1/36	1,980	2,419
5% 7/1/38	2,000	2,437
5% 7/1/42	5,000	6,064
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (d)	1,000	1,130
5% 7/1/25 (d)	515	602
5% 7/1/27 (d)	500	620
5% 7/1/28 (d)	1,000	1,233
5% 7/1/29 (d)	1,725	2,120
5% 7/1/30 (d)	2,915	3,572
5% 7/1/31 (d)	1,250	1,526
5% 7/1/32 (d)	1,300	1,587
5% 7/1/33 (d)	1,330	1,620
5% 7/1/34 (d)	1,000	1,215
5% 7/1/36 (d)	1,500	1,816
5% 7/1/37 (d)	750	906
5% 7/1/47 (d)	5,250	6,309
Series A, 5% 7/1/26 (d)	690	833
Series 2000 B, 5% 7/1/22	4,000	4,162
Series 2013 B, 5% 7/1/38 (d)	7,000	7,551
Series 2017A, 5% 7/1/42	5,810	7,072
Series 2019 B:
5% 7/1/28 (d)	820	1,040
5% 7/1/49 (d)	3,250	4,001
Series 2020 B:
5% 7/1/29	2,720	3,561
5% 7/1/30	2,550	3,407
Series 2020 C, 5% 7/1/23 (d)	585	636
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,762
Series 2015 A, 5% 10/15/44	4,005	4,645
Series 2016:
5% 10/15/29	2,000	2,353
5% 10/15/30	1,000	1,176
5% 10/15/31	650	764
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,754
Series 2008 C, 0% 7/1/37	1,300	961
Series 2008 E, 0% 7/1/47 (e)	8,700	8,538
Series A, 4% 7/1/50	5,000	5,979
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,533
4% 7/1/39	2,075	2,407
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (d)	1,865	2,076
Series 2016 A:
5% 5/1/28	2,280	2,739
5% 5/1/29	1,225	1,468
5% 5/1/30	330	395
5% 5/1/32	1,000	1,195
Series 2016 B:
5% 5/1/41 (d)	9,695	11,472
5% 5/1/46 (d)	23,000	27,083
Series 2017 A, 5% 5/1/42 (d)	3,205	3,868
Series 2017 D, 5% 5/1/25 (d)	2,250	2,622
Series 2019 A:
5% 5/1/36 (d)	10,000	12,584
5% 5/1/37 (d)	5,595	7,022
5% 1/1/47 (d)	6,005	7,306
5% 5/1/49 (d)	12,645	15,518
Series 2019 B, 5% 5/1/49	5,000	6,233
Series 2019 E, 5% 5/1/50 (d)	7,000	8,579
Series A, 5% 5/1/44 (d)	14,620	16,271
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,044
5% 8/1/24	750	783
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	992
5% 8/1/26 (FSA Insured)	1,055	1,195
5% 8/1/27 (FSA Insured)	1,250	1,412
5% 8/1/28 (FSA Insured)	1,250	1,411
5% 8/1/29 (FSA Insured)	3,150	3,557
5% 8/1/30 (FSA Insured)	4,070	4,596
5% 8/1/31 (FSA Insured)	650	733
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,827
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (d)	2,480	3,047
5% 3/1/29 (d)	735	901
5% 3/1/31 (d)	1,100	1,331
5% 3/1/32 (d)	850	1,028
5% 3/1/33 (d)	1,095	1,322
5% 3/1/34 (d)	1,250	1,505
5% 3/1/35 (d)	3,475	4,178
5% 3/1/36 (d)	2,250	2,701
5% 3/1/37 (d)	2,250	2,697
5% 3/1/41 (d)	10,235	12,232
Series 2017 B:
5% 3/1/29	200	246
5% 3/1/30	250	306
5% 3/1/32	235	286
5% 3/1/33	250	304
5% 3/1/34	500	605
5% 3/1/37	3,000	3,623
Series 2021 A:
4% 3/1/34 (d)	2,000	2,425
5% 3/1/24 (d)	1,000	1,115
5% 3/1/25 (d)	500	578
5% 3/1/26 (d)	1,550	1,852
5% 3/1/27 (d)	750	922
5% 3/1/28 (d)	1,270	1,598
5% 3/1/29 (d)	1,000	1,287
5% 3/1/30 (d)	1,275	1,673
5% 3/1/31 (d)	1,600	2,141
5% 3/1/32 (d)	2,000	2,654
5% 3/1/33 (d)	1,500	1,978
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,943
5% 10/1/29	675	791
5% 10/1/30	2,000	2,337
5% 10/1/31	2,310	2,697
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,834
0% 8/1/37	1,900	1,382
0% 8/1/47	9,000	4,803
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,302
5% 9/1/37	1,000	1,300
5% 9/1/38	760	986
5% 9/1/39	1,000	1,296
5% 9/1/40	1,100	1,422
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,557
5% 7/15/26	4,000	4,896
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,177
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,992
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,459
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,449
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	929
5% 6/15/26 (FSA Insured)	860	969
5% 6/15/27 (FSA Insured)	1,770	1,990
5% 6/15/28 (FSA Insured)	1,865	2,094
5% 6/15/29 (FSA Insured)	1,780	1,998
5% 6/15/30 (FSA Insured)	1,150	1,290
5% 6/15/31 (FSA Insured)	1,000	1,121
Sanger Unified School District Series 1999, 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155	163
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,299
5% 4/1/32	1,365	1,763
5% 4/1/34	1,000	1,285
5% 4/1/36	2,135	2,729
5% 4/1/37	1,000	1,275
5% 4/1/38	845	1,075
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	913
5% 7/1/36	2,380	2,950
5% 7/1/37	1,780	2,202
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,538
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	511
4% 7/1/37	475	557
4% 7/1/38	450	527
4% 7/1/39	550	643
5% 7/1/30	250	314
5% 7/1/31	350	438
5% 7/1/32	255	319
5% 7/1/33	250	312
5% 7/1/34	315	392
5% 7/1/35	400	497
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/22 (AMBAC Insured)	2,900	2,893
0% 9/1/25 (AMBAC Insured)	6,800	6,604
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	957
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,084
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (FSA Insured)	1,255	1,556
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)	45	59
Series 2019 B:
5% 9/1/21 (d)	1,205	1,205
5% 9/1/21 (Escrowed to Maturity) (d)	40	40
5% 9/1/24 (d)	425	483
5% 9/1/24 (Escrowed to Maturity) (d)	15	17
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,366
5% 4/1/36	3,000	3,534
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,026
5% 8/15/26	1,975	2,026
5% 8/15/27	700	718
5% 8/15/28	1,000	1,025
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	5,942
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	10,000	10,013
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,365
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,319
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,309
5% 10/1/35	1,000	1,255
5% 10/1/36	1,585	1,986
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	339
5% 8/1/25 (FSA Insured)	750	852
5% 8/1/27 (FSA Insured)	265	300
5% 8/1/28 (FSA Insured)	510	577
5% 8/1/38 (FSA Insured)	2,500	2,811
5% 8/1/42 (FSA Insured)	4,650	5,229
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,321
5% 7/1/24 (FSA Insured)	1,350	1,404
5% 7/1/25 (FSA Insured)	1,060	1,103
5% 7/1/26 (FSA Insured)	1,110	1,155
5% 7/1/27 (FSA Insured)	1,065	1,108
5% 1/1/29 (FSA Insured)	600	624
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,772
5% 9/1/25 (FSA Insured)	3,500	4,116
5% 9/1/26 (FSA Insured)	3,000	3,636
5% 9/1/27 (FSA Insured)	4,380	5,301
5% 9/1/28 (FSA Insured)	3,500	4,232
5% 9/1/29 (FSA Insured)	2,000	2,416
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,126
5% 6/1/26	1,000	1,206
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	937
5% 11/15/25 (FSA Insured)	800	945
5% 11/15/26 (FSA Insured)	965	1,147
5% 11/15/27 (FSA Insured)	1,500	1,777
5% 11/15/28 (FSA Insured)	1,165	1,377
Turlock Irrigation District Rev. Series 2020:
5% 1/1/31	6,375	8,421
5% 1/1/32	6,695	8,815
5% 1/1/41	4,000	5,136
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,995
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,868
Univ. of California Revs.:
Series 2017 AV, 5% 5/15/34	2,000	2,480
Series 2018 O, 5% 5/15/48	1,000	1,237
Series 2019 BB, 5% 5/15/49	2,000	2,517
Series 2020 BE, 4% 5/15/50	6,855	8,075
Series 2021, 5% 5/15/46	5,000	6,498
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,135
4% 1/1/36	1,000	1,131
5% 1/1/30	1,335	1,642
5% 1/1/31	1,350	1,652
5% 1/1/32	1,400	1,708
5% 1/1/33	2,835	3,449
5% 1/1/34	2,230	2,706
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,017
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,472
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,550
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,509
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,112
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,599
5.5% 8/1/38	1,500	1,706
5.5% 8/1/40	5,000	5,679
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	3,022
5% 7/1/32	1,350	1,622
5% 7/1/33	1,000	1,199
Series 2019 A:
5% 7/1/30	1,000	1,264
5% 7/1/31	875	1,101
5% 7/1/32	890	1,117
5% 7/1/36	750	931
Series A:
4% 7/1/33	260	305
4% 7/1/35	300	350
5% 7/1/30	300	395
5% 7/1/31	325	408
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,350
Series 2014 A:
5% 8/1/23	365	399
5% 8/1/25	2,555	2,899
5% 8/1/26	2,550	2,889
5% 8/1/27	1,150	1,300
5% 8/1/28	1,000	1,130
5% 8/1/29	1,675	1,894
Western Riverside County Trust & Wastewtr. Fin. Auth. Series 2009:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,758
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,260
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,090

TOTAL CALIFORNIA		2,289,330

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (d)	480	520
Series C, 5% 10/1/21 (Escrowed to Maturity) (d)	390	391

TOTAL GUAM		911

TOTAL MUNICIPAL BONDS
(Cost $2,104,081)		2,290,241

Municipal Notes - 2.7%
California - 2.7%
California Gen. Oblig. Series 2005 B5, 0.01% 9/1/21, LOC MUFG Union Bank NA, VRDN (a)	5,000	$5,000
California Muni. Fin. Auth. Student Hsg. Participating VRDN Series 2021 XL 01 73, 0.07% 9/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(f)(g)	7,900	7,900
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017, 0.09% 9/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,850	3,850
Contra Costa County Schools TRAN Series A, 2% 12/1/21	3,400	3,414
Eastern California Muni. Wtr. District Wtr. and Wasterwater Series 2018 A, 0.01% 9/1/21 (Liquidity Facility Bank of America NA), VRDN (a)	2,345	2,345
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) Series 1998, 0.01% 9/1/21, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2002 A7, 0.01% 9/1/21 (Liquidity Facility Bank of America NA), VRDN (a)	7,400	7,400
Series 2021 A1, 0.01% 9/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	9,350	9,350
Series A3, 0.01% 9/1/21 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,000	6,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.01% 9/1/21, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,311	1,311
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)(h)	11,545	11,545
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 58, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(f)(g)	1,415	1,415

TOTAL CALIFORNIA		63,630

TOTAL MUNICIPAL NOTES
(Cost $63,630)		63,630
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,167,711)		2,353,871
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,679)
NET ASSETS - 100%		$2,347,192

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,876,000 or 0.5% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,545,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.27% 10/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20 - 6/1/21	$11,545

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$2,353,871	$--	$2,353,871	$--
Total Investments in Securities:	$2,353,871	$--	$2,353,871	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	26.7%
General Obligations	26.4%
Health Care	9.6%
Special Tax	8.5%
Education	6.9%
Electric Utilities	6.7%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	10.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,167,711)		$2,353,871
Cash		1,045
Receivable for fund shares sold		1,371
Interest receivable		23,209
Prepaid expenses		4
Other receivables		6
Total assets		2,379,506
Liabilities
Payable for investments purchased
Regular delivery	$793
Delayed delivery	26,748
Payable for fund shares redeemed	2,006
Distributions payable	1,827
Accrued management fee	680
Distribution and service plan fees payable	29
Other affiliated payables	192
Other payables and accrued expenses	39
Total liabilities		32,314
Net Assets		$2,347,192
Net Assets consist of:
Paid in capital		$2,160,062
Total accumulated earnings (loss)		187,130
Net Assets		$2,347,192
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($62,917 ÷ 4,668.5 shares)(a)		$13.48
Maximum offering price per share (100/96.00 of $13.48)		$14.04
Class M:
Net Asset Value and redemption price per share ($5,374 ÷ 397.7 shares)(a)		$13.51
Maximum offering price per share (100/96.00 of $13.51)		$14.07
Class C:
Net Asset Value and offering price per share ($16,772 ÷ 1,246.7 shares)(a)		$13.45
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,142,130 ÷ 159,178.6 shares)		$13.46
Class I:
Net Asset Value, offering price and redemption price per share ($58,831 ÷ 4,362.2 shares)		$13.49
Class Z:
Net Asset Value, offering price and redemption price per share ($61,168 ÷ 4,536.2 shares)		$13.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2021 (Unaudited)
Investment Income
Interest		$31,206
Expenses
Management fee	$4,010
Transfer agent fees	933
Distribution and service plan fees	181
Accounting fees and expenses	206
Custodian fees and expenses	12
Independent trustees' fees and expenses	3
Registration fees	81
Audit	26
Legal	7
Miscellaneous	6
Total expenses before reductions	5,465
Expense reductions	(19)
Total expenses after reductions		5,446
Net investment income (loss)		25,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,923
Total net realized gain (loss)		1,923
Change in net unrealized appreciation (depreciation) on investment securities		34,525
Net gain (loss)		36,448
Net increase (decrease) in net assets resulting from operations		$62,208

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2021 (Unaudited)	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,760	$53,329
Net realized gain (loss)	1,923	9,570
Change in net unrealized appreciation (depreciation)	34,525	(69,317)
Net increase (decrease) in net assets resulting from operations	62,208	(6,418)
Distributions to shareholders	(28,813)	(60,744)
Share transactions - net increase (decrease)	60,724	(30,656)
Total increase (decrease) in net assets	94,119	(97,818)
Net Assets
Beginning of period	2,253,073	2,350,891
End of period	$2,347,192	$2,253,073

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$13.63	$12.78	$12.68	$12.79	$13.24
Income from Investment Operations
Net investment income (loss)B	.129	.281	.309	.339	.340	.363
Net realized and unrealized gain (loss)	.218	(.305)	.866	.101	(.043)	(.451)
Total from investment operations	.347	(.024)	1.175	.440	.297	(.088)
Distributions from net investment income	(.129)	(.281)	(.309)	(.339)	(.339)	(.362)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)	(.068)	–
Total distributions	(.147)	(.326)	(.325)	(.340)	(.407)	(.362)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$13.48	$13.28	$13.63	$12.78	$12.68	$12.79
Total ReturnD,E,F	2.62%	(.15)%	9.30%	3.53%	2.31%	(.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.79%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.78%I	.79%	.79%	.79%	.80%	.80%
Expenses net of all reductions	.78%I	.78%	.79%	.79%	.80%	.80%
Net investment income (loss)	1.90%I	2.11%	2.34%	2.69%	2.62%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$63	$60	$56	$44	$39	$47
Portfolio turnover rateJ	7%I	13%	11%	20%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.31	$13.66	$12.81	$12.71	$12.82	$13.28
Income from Investment Operations
Net investment income (loss)B	.134	.290	.315	.345	.346	.368
Net realized and unrealized gain (loss)	.218	(.304)	.866	.101	(.043)	(.460)
Total from investment operations	.352	(.014)	1.181	.446	.303	(.092)
Distributions from net investment income	(.134)	(.291)	(.315)	(.345)	(.345)	(.368)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)	(.068)	–
Total distributions	(.152)	(.336)	(.331)	(.346)	(.413)	(.368)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$13.51	$13.31	$13.66	$12.81	$12.71	$12.82
Total ReturnD,E,F	2.65%	(.08)%	9.32%	3.57%	2.35%	(.74)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.75%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.71%I	.72%	.75%	.75%	.76%	.76%
Expenses net of all reductions	.71%I	.72%	.75%	.75%	.76%	.76%
Net investment income (loss)	1.97%I	2.18%	2.37%	2.72%	2.66%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$11	$9	$8	$9
Portfolio turnover rateJ	7%I	13%	11%	20%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$13.61	$12.76	$12.66	$12.77	$13.22
Income from Investment Operations
Net investment income (loss)B	.079	.181	.210	.244	.241	.263
Net realized and unrealized gain (loss)	.208	(.305)	.866	.100	(.042)	(.451)
Total from investment operations	.287	(.124)	1.076	.344	.199	(.188)
Distributions from net investment income	(.079)	(.181)	(.210)	(.243)	(.241)	(.262)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)	(.068)	–
Total distributions	(.097)	(.226)	(.226)	(.244)	(.309)	(.262)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$13.45	$13.26	$13.61	$12.76	$12.66	$12.77
Total ReturnD,E,F	2.17%	(.90)%	8.50%	2.76%	1.54%	(1.46)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.52%I	1.54%	1.54%	1.55%	1.56%	1.55%
Expenses net of fee waivers, if any	1.52%I	1.54%	1.54%	1.54%	1.56%	1.55%
Expenses net of all reductions	1.52%I	1.54%	1.54%	1.54%	1.56%	1.55%
Net investment income (loss)	1.16%I	1.36%	1.59%	1.93%	1.87%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$17	$21	$24	$24	$29	$31
Portfolio turnover rateJ	7%I	13%	11%	20%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.26	$13.61	$12.76	$12.66	$12.77	$13.22
Income from Investment Operations
Net investment income (loss)B	.151	.325	.353	.381	.383	.407
Net realized and unrealized gain (loss)	.218	(.305)	.866	.101	(.042)	(.450)
Total from investment operations	.369	.020	1.219	.482	.341	(.043)
Distributions from net investment income	(.151)	(.325)	(.353)	(.381)	(.383)	(.407)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)	(.068)	–
Total distributions	(.169)	(.370)	(.369)	(.382)	(.451)	(.407)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$13.46	$13.26	$13.61	$12.76	$12.66	$12.77
Total ReturnD,E	2.79%	.18%	9.68%	3.88%	2.66%	(.37)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.45%H	.45%	.45%	.46%	.46%	.46%
Net investment income (loss)	2.23%H	2.45%	2.68%	3.02%	2.97%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$2,142	$2,047	$2,159	$1,792	$1,841	$1,728
Portfolio turnover rateI	7%H	13%	11%	20%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$13.64	$12.79	$12.69	$12.80	$13.25
Income from Investment Operations
Net investment income (loss)B	.145	.313	.342	.371	.372	.395
Net realized and unrealized gain (loss)	.218	(.304)	.866	.100	(.042)	(.450)
Total from investment operations	.363	.009	1.208	.471	.330	(.055)
Distributions from net investment income	(.145)	(.314)	(.342)	(.370)	(.372)	(.395)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)	(.068)	–
Total distributions	(.163)	(.359)	(.358)	(.371)	(.440)	(.395)
Redemption fees added to paid in capitalB	–	–	–	–	–	–C
Net asset value, end of period	$13.49	$13.29	$13.64	$12.79	$12.69	$12.80
Total ReturnD,E	2.74%	.09%	9.56%	3.78%	2.57%	(.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.54%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.54%H	.54%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.54%H	.54%	.55%	.54%	.55%	.55%
Net investment income (loss)	2.14%H	2.36%	2.58%	2.93%	2.87%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$59	$67	$59	$48	$60	$59
Portfolio turnover rateI	7%H	13%	11%	20%	20%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2021	2021	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$13.64	$12.79	$12.58
Income from Investment Operations
Net investment income (loss)C	.153	.329	.357	.156
Net realized and unrealized gain (loss)	.208	(.305)	.866	.211
Total from investment operations	.361	.024	1.223	.367
Distributions from net investment income	(.153)	(.329)	(.357)	(.156)
Distributions from net realized gain	(.018)	(.045)	(.016)	(.001)
Total distributions	(.171)	(.374)	(.373)	(.157)
Redemption fees added to paid in capitalC	–	–	–	–
Net asset value, end of period	$13.48	$13.29	$13.64	$12.79
Total ReturnD,E	2.73%	.21%	9.68%	2.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.43%	.43%	.44%H
Expenses net of fee waivers, if any	.42%H	.43%	.43%	.43%H
Expenses net of all reductions	.42%H	.43%	.43%	.43%H
Net investment income (loss)	2.26%H	2.47%	2.70%	3.01%H
Supplemental Data
Net assets, end of period (in millions)	$61	$53	$43	$27
Portfolio turnover rateI	7%H	13%	11%	20%

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$187,855
Gross unrealized depreciation	(1,485)
Net unrealized appreciation (depreciation)	$186,370
Tax cost	$2,167,501

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	216,426	80,065

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$77	$5
Class M	-%	.25%	7	–
Class C	.75%	.25%	97	15
			$181	$20

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50.16
Class M	2.09
Class C	15.16
California Municipal Income	799.08
Class I	52.17
Class Z	15.05
	$933

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	8,250	23,760

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity California Municipal Income Fund	$2

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $10.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2021	Year ended February 28, 2021
Distributions to shareholders
Class A	$674	$1,414
Class M	60	172
Class C	141	362
California Municipal Income	26,450	55,710
Class I	751	1,798
Class Z	737	1,288
Total	$28,813	$60,744

8. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2021	Year ended February 28, 2021	Six months ended August 31, 2021	Year ended February 28, 2021
Class A
Shares sold	390	1,332	$5,245	$17,591
Reinvestment of distributions	44	92	595	1,226
Shares redeemed	(302)	(963)	(4,065)	(12,648)
Net increase (decrease)	132	461	$1,775	$6,169
Class M
Shares sold	9	19	$123	$265
Reinvestment of distributions	4	12	54	157
Shares redeemed	(15)	(410)	(206)	(5,420)
Net increase (decrease)	(2)	(379)	$(29)	$(4,998)
Class C
Shares sold	32	314	$433	$4,189
Reinvestment of distributions	10	25	131	332
Shares redeemed	(348)	(520)	(4,684)	(6,871)
Net increase (decrease)	(306)	(181)	$(4,120)	$(2,350)
California Municipal Income
Shares sold	14,072	30,747	$188,852	$407,779
Reinvestment of distributions	1,090	2,350	14,626	31,187
Shares redeemed	(10,342)	(37,400)	(138,734)	(488,937)
Net increase (decrease)	4,820	(4,303)	$64,744	$(49,971)
Class I
Shares sold	332	2,730	$4,471	$35,710
Reinvestment of distributions	47	116	637	1,539
Shares redeemed	(1,074)	(2,127)	(14,432)	(28,027)
Net increase (decrease)	(695)	719	$(9,324)	$9,222
Class Z
Shares sold	1,024	2,031	$13,758	$27,019
Reinvestment of distributions	50	92	672	1,220
Shares redeemed	(501)	(1,290)	(6,752)	(16,967)
Net increase (decrease)	573	833	$7,678	$11,272

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2021 to August 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During Period-B March 1, 2021 to August 31, 2021
Fidelity California Municipal Income Fund
Class A	.78%
Actual		$1,000.00	$1,026.20	$3.98
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class M	.71%
Actual		$1,000.00	$1,026.50	$3.63
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class C	1.52%
Actual		$1,000.00	$1,021.70	$7.75
Hypothetical-C		$1,000.00	$1,017.54	$7.73
California Municipal Income	.45%
Actual		$1,000.00	$1,027.90	$2.30
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.54%
Actual		$1,000.00	$1,027.40	$2.76
Hypothetical-C		$1,000.00	$1,022.48	$2.75
Class Z	.42%
Actual		$1,000.00	$1,027.30	$2.15
Hypothetical-C		$1,000.00	$1,023.09	$2.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

CFL-SANN-1021
1.777802.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 21, 2021